Supplement to the
Strategic Advisers® International Fund
April 29, 2014
Prospectus

Barnaby Wiener no longer co-manages the Massachusetts Financial Service Company (MFS) portion of the fund's assets. Accordingly, all references to Barnaby Wiener have been removed.

At a meeting held on September 4, 2014, the Board of Trustees approved the appointment of Thompson, Siegel & Walmsley LLC (TS&W) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (Pyramis), TS&W, and William Blair & Company, LLC (William Blair).

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (Pyramis), Thompson, Siegel & Walmsley LLC (TS&W), and William Blair & Company, LLC (William Blair) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information replaces the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section for MFS on page 7.

Benjamin Stone, Jose Luis Garcia, and Thomas Melendez (portfolio managers) have co-managed MFS' portion of the fund's assets since May 2011. Effective September 30, 2014, Pablo de la Mata (portfolio manager) is a co-manager of MFS' portion of the fund's assets.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Brandon Harrell, CFA (portfolio manager) has managed TS&W's portion of the fund's assets since September 2014.

The following information supplements existing information found in the "Fund Management" section on page 18.

TS&W, at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, TS&W had approximately $10.2 billion in assets under management. TS&W provides investment advisory services for the fund.

SIT-14-03  December 31, 2014
1.923440.105

The following information supplements the biographical information found in the "Fund Management" section beginning on page 18.

TS&W

Brandon Harrell, CFA serves as the Portfolio Manager for TS&W's portion of the fund's assets, which he has managed since September 2014. Mr. Harrell has served as a portfolio manager at TS&W since 1996.

The following information replaces the biographical information found in the "Fund Management" section for MFS on page 20.

The portion of the fund managed by MFS in the International Value strategy is managed by portfolio managers Benjamin Stone and, effective September 30, 2014, Pablo de la Mata. The portfolio managers of the portion of the fund managed by MFS in the Research International strategy are Jose Luis Garcia and Thomas Melendez, with Messrs. Garcia and Melendez providing general oversight of a team of investment professionals responsible for security selection.

Benjamin Stone is co-manager of MFS' portion of the fund's assets, which he has managed since May 2011. Mr. Stone is an Investment Officer of MFS and has been employed in the investment area of MFS since 2005.

Effective September 30, 2014, Pablo de la Mata is co-manager of MFS' portion of the fund's assets. Mr. de la Mata is an Investment Officer of MFS and has been employed in the investment area of MFS since 2008.

Jose Luis Garcia and Thomas Melendez are each co-managers of MFS' portion of the fund's assets, which they have managed since May 2011. Messrs. Garcia and Melendez are each Investment Officers of MFS and have been employed in the investment area of MFS since 2002.

Supplement to the
Strategic Advisers® International Multi-Manager Fund
April 29, 2014
Prospectus

Barnaby Wiener no longer co-manages the Massachusetts Financial Service Company (MFS) portion of the fund's assets. Accordingly, all references to Barnaby Wiener have been removed.

At a meeting held on September 4, 2014, the Board of Trustees approved the appointment of Thompson, Siegel & Walmsley LLC (TS&W) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (Pyramis), TS&W, and William Blair & Company, LLC (William Blair).

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (Pyramis), Thompson, Siegel & Walmsley LLC (TS&W), and William Blair & Company, LLC (William Blair) have been retained to serve as sub-advisers for the fund. TS&W has not currently been allocated a portion of the fund's assets to manage.

The following information replaces the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section for MFS on page 8.

Benjamin Stone, Jose Luis Garcia, and Thomas Melendez (portfolio managers) have co-managed MFS' portion of the fund's assets since May 2012. Effective September 30, 2014, Pablo de la Mata (portfolio manager) is a co-manager of MFS' portion of the fund's assets.

The following information supplements existing information found in the "Fund Management" section on page 29.

TS&W, at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, TS&W had approximately $10.2 billion in assets under management. TS&W has not currently been allocated a portion of the fund's assets to manage.

The following information replaces the biographical information found in the "Fund Management" section for MFS on page 31.

The portion of the fund managed by MFS in the International Value strategy is managed by portfolio managers Benjamin Stone and, effective September 30, 2014, Pablo de la Mata. The portfolio managers of the portion of the fund managed by MFS in the Research International strategy are Jose Luis Garcia and Thomas Melendez, with Messrs. Garcia and Melendez providing general oversight of a team of investment professionals responsible for security selection.

STG-14-05  December 31, 2014
1.954793.108

Benjamin Stone is co-manager of MFS' portion of the fund's assets, which he has managed since May 2012. Mr. Stone is an Investment Officer of MFS and has been employed in the investment area of MFS since 2005.

Effective September 30, 2014, Pablo de la Mata is co-manager of MFS' portion of the fund's assets. Mr. de la Mata is an Investment Officer of MFS and has been employed in the investment area of MFS since 2008.

Jose Luis Garcia and Thomas Melendez are each co-managers of MFS' portion of the fund's assets, which they have managed since May 2012. Messrs. Garcia and Melendez are each Investment Officers of MFS and have been employed in the investment area of MFS since 2002.

Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class F
April 29, 2014
Prospectus

Barnaby Wiener no longer co-manages the Massachusetts Financial Service Company (MFS) portion of the fund's assets. Accordingly, all references to Barnaby Wiener have been removed.

At a meeting held on September 4, 2014, the Board of Trustees approved the appointment of Thompson, Siegel & Walmsley LLC (TS&W) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (Pyramis), TS&W, and William Blair & Company, LLC (William Blair).

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (Pyramis), Thompson, Siegel & Walmsley LLC (TS&W), and William Blair & Company, LLC (William Blair) have been retained to serve as sub-advisers for the fund. TS&W has not currently been allocated a portion of the fund's assets to manage.

The following information replaces the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section for MFS on page 7.

Benjamin Stone, Jose Luis Garcia, and Thomas Melendez (portfolio managers) have co-managed MFS' portion of the fund's assets since May 2012. Effective September 30, 2014, Pablo de la Mata (portfolio manager) is a co-manager of MFS' portion of the fund's assets.

The following information supplements existing information found in the "Fund Management" section on page 22.

TS&W, at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, TS&W had approximately $10.2 billion in assets under management. TS&W has not currently been allocated a portion of the fund's assets to manage.

The following information replaces the biographical information found in the "Fund Management" section for MFS on page 24.

The portion of the fund managed by MFS in the International Value strategy is managed by portfolio managers Benjamin Stone and, effective September 30, 2014, Pablo de la Mata. The portfolio managers of the portion of the fund managed by MFS in the Research International strategy are Jose Luis Garcia and Thomas Melendez, with Messrs. Garcia and Melendez providing general oversight of a team of investment professionals responsible for security selection.

STG-F-14-03  December 31, 2014
1.963582.104

Benjamin Stone is co-manager of MFS' portion of the fund's assets, which he has managed since May 2012. Mr. Stone is an Investment Officer of MFS and has been employed in the investment area of MFS since 2005.

Effective September 30, 2014, Pablo de la Mata is co-manager of MFS' portion of the fund's assets. Mr. de la Mata is an Investment Officer of MFS and has been employed in the investment area of MFS since 2008.

Jose Luis Garcia and Thomas Melendez are each co-managers of MFS' portion of the fund's assets, which they have managed since May 2012. Messrs. Garcia and Melendez are each Investment Officers of MFS and have been employed in the investment area of MFS since 2002.

Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class L and Class N
April 29, 2014
Prospectus

Barnaby Wiener no longer co-manages the Massachusetts Financial Service Company (MFS) portion of the fund's assets. Accordingly, all references to Barnaby Wiener have been removed.

At a meeting held on September 4, 2014, the Board of Trustees approved the appointment of Thompson, Siegel & Walmsley LLC (TS&W) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (Pyramis), TS&W, and William Blair & Company, LLC (William Blair).

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (Pyramis), Thompson, Siegel & Walmsley LLC (TS&W), and William Blair & Company, LLC (William Blair) have been retained to serve as sub-advisers for the fund. TS&W has not currently been allocated a portion of the fund's assets to manage.

The following information replaces the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section for MFS on page 8.

Benjamin Stone, Jose Luis Garcia, and Thomas Melendez (portfolio managers) have co-managed MFS' portion of the fund's assets since May 2012. Effective September 30, 2014, Pablo de la Mata (portfolio manager) is a co-manager of MFS' portion of the fund's assets.

The following information supplements existing information found in the "Fund Management" section on page 25.

TS&W, at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, TS&W had approximately $10.2 billion in assets under management. TS&W has not currently been allocated a portion of the fund's assets to manage.

The following information replaces the biographical information found in the "Fund Management" section for MFS on page 27.

The portion of the fund managed by MFS in the International Value strategy is managed by portfolio managers Benjamin Stone and, effective September 30, 2014, Pablo de la Mata. The portfolio managers of the portion of the fund managed by MFS in the Research International strategy are Jose Luis Garcia and Thomas Melendez, with Messrs. Garcia and Melendez providing general oversight of a team of investment professionals responsible for security selection.

STG-L-STG-N-14-03  December 31, 2014
1.9586944.102

Benjamin Stone is co-manager of MFS' portion of the fund's assets, which he has managed since May 2012. Mr. Stone is an Investment Officer of MFS and has been employed in the investment area of MFS since 2005.

Effective September 30, 2014, Pablo de la Mata is co-manager of MFS' portion of the fund's assets. Mr. de la Mata is an Investment Officer of MFS and has been employed in the investment area of MFS since 2008.

Jose Luis Garcia and Thomas Melendez are each co-managers of MFS' portion of the fund's assets, which they have managed since May 2012. Messrs. Garcia and Melendez are each Investment Officers of MFS and have been employed in the investment area of MFS since 2002.

Supplement to the

Strategic Advisers® International Fund (FILFX)
A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised September 23, 2014

Barnaby Wiener no longer co-manages the Massachusetts Financial Service Company (MFS) portion of the fund's assets. Accordingly, all references to Barnaby Wiener have been removed.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 46.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers International Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers International Fund	over $100,000	$50,001-$100,000	over $100,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
SITB-14-03  December 31, 2014
1.919464.104

Supplement to the

Strategic Advisers® International Multi-Manager Fund

Class F (FMBKX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised September 23, 2014

Barnaby Wiener no longer co-manages the Massachusetts Financial Service Company (MFS) portion of the fund's assets. Accordingly, all references to Barnaby Wiener have been removed.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 46.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers International Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers International Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
STG-FB-14-03  December 31, 2014
1.9586945.102

Supplement to the

Strategic Advisers® International Multi-Manager Fund

Class L (FQAHX) and Class N (FQAIX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised September 23, 2014

Barnaby Wiener no longer co-manages the Massachusetts Financial Service Company (MFS) portion of the fund's assets. Accordingly, all references to Barnaby Wiener have been removed.

The following information replaces similar information found in the "Trustees and Officers" section on page 46.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers International Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers International Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
STG-L-STG-NB-14-03  December 31, 2014
1.9586946.102

Supplement to the

Strategic Advisers® International Multi-Manager Fund (FMJDX)

A Class of shares of Strategic Advisers International Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised September 23, 2014

Barnaby Wiener no longer co-manages the Massachusetts Financial Service Company (MFS) portion of the fund's assets. Accordingly, all references to Barnaby Wiener have been removed.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 46.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers International Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers International Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
STGB-14-03  December 31, 2014
1.954794.103